INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES - Schedule of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
-Debt investment
Available-for-sale securities - current	¥ 0	$ 0	¥ 104,499
Available-for-sale securities-non-current	104,134	14,667	0
Subtotal	104,134		104,499
-Equity investment
Investments accounted for under the equity method.	1,199,982		1,287,201
Equity securities without readily determinable fair values	358,526		245,000
Equity securities with readily determinable fair values	330,414
Equity securities applying fair value option	228,706		178,871
Subtotal	2,117,628	$ 298,262	1,711,072
Total	¥ 2,221,762		¥ 1,815,571